SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Right-of-use Assets And Opearting Lease Liabilities
Amortization charge of right-of-use assets	$ 242,940	$ 1,895,294	$ 2,350,116	$ 2,595,595
Amortization charge of right-of-use assets			5,527,942
Amortization charge of right-of-use assets	29,738	232,002	82,200	195,193
Amortization charge of right-of-use assets	$ 262,003	$ 2,044,020	$ 2,535,360	$ 2,797,080